1(212) 318-6095

thomaspeeney@paulhastings.com

June 12, 2023

VIA EDGAR

Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

Re:	Brookfield Infrastructure Income Fund Inc. (the “Fund”) Registration Statement on Form N-2 (File No. 811-23863)

Ladies and Gentlemen:

On behalf of the Fund, we hereby transmit for filing under the Securities Act of 1933, as amended (the “Securities Act”), and the Investment Company Act of 1940, as amended (the “Investment Company Act”), one copy of the Fund’s Registration Statement on Form N-2.

We transmit this filing on behalf of the Fund for purposes of announcing the launch of the Fund, its objective and principal investment strategies, that it will be offered on a continuous basis in reliance on Rule 415 under the Securities Act, and disclosing the attendant risk factors and other related disclosures in connection with the Fund. The Fund is a new registrant that has been registered under the Investment Company Act for less than 12 calendar months preceding this filing.

It is proposed that this filing will become effective when declared effective by the Commission pursuant to Section 8(c) of the Securities Act.

Should you have any questions or comments regarding the filing, please do not hesitate to contact the undersigned at the number above.

Very truly yours,

/s/ Thomas D. Peeney

Thomas D. Peeney
for Paul Hastings LLP